Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	SUPERCOM LTD.
Entity Central Index Key	0001291855
Document Type	20-F/A
Amendment Flag	true
Document Shell Company Report	false
Document Registration Statement	false
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Emerging Growth Company	false
Entity File Number	001-33668
Entity Address, Country	IL
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,291,028
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Ordinary Shares, NIS 2.5 Par Value
Trading Symbol	SPCB
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1024
Auditor Location	Tel-Aviv, Israel
Auditor Name	Yarel + Partners
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to the Annual Report on Form 20-F of SuperCom Ltd. (the “Company”) for the fiscal year ended December 31, 2023, originally filed with the U.S. Securities and Exchange Commission on April 22, 2024 (the “Original Filing”), is being filed solely to include (i) the Company’s Consolidated Statement of Operations and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2021 and the related notes for the year ended December 31, 2021 (collectively, the “2021 Financials”), as required by Form 20-F (ii) the report of the Company’s independent registered public accounting firm dated August 14, 2024 related to the audit of the 2021 Financials, (iii) updated Item 5. Operating and Financial Review and Prospects revised to include an applicable discussion of the Company’s results of operations for the Company’s fiscal year ended December 31, 2021, and (iv) and certain other related and typographical changes. In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), this Amendment No. A also amends Item 19 of the Original Filing to include new updated certifications, as Exhibits 12.1, 12.2 , 13.1 and 13.2, from the Company's Chief Executive Officer and Acting Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. Except as described above, no other changes have been made to the Original Filing, and this Amendment No. 1 does not modify, amend or update in any way any of the financial or other information contained in the Original Filing. This Amendment No. 1 is not intended to, nor does it, reflect events occurring after the filing of the Original Filing, and does not modify or update the disclosures therein in any way other than as required to reflect the changes described above. Information not affected by this Amendment No. 1 remains unchanged and reflects the disclosures made at the time the Original Filing was filed. Therefore, this Amendment No. 1 should be read in conjunction with any documents incorporated by reference herein and the Company's other filings made with the SEC subsequent to the filing of the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Address, Country	IL
Contact Personnel Name	Ordan Trabelsi
City Area Code	972
Local Phone Number	9-8890850